Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 178,138	$ 162,231
Accumulated depreciation	141,374	131,572
Depreciated cost	36,764	30,659
Depreciation expenses	10,336	9,335	$ 10,620
Changes of property and equipment	1,819	1,499	$ 586
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	172,342	157,528
Accumulated depreciation	137,658	128,206
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,214	2,754
Accumulated depreciation	2,081	1,942
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,582	1,949
Accumulated depreciation	$ 1,635	$ 1,424